Subsequent Events	6 Months Ended
Sep. 30, 2023
Other Income [Abstract]
SUBSEQUENT EVENTS

NOTE 24 — SUBSEQUENT EVENTS

Management has evaluated subsequent events to determine if events or transactions occurring through, except for the disclosures related to subsequent events described below, as to which the date is April 10, 2024, the dates the financial statements were available for issuance, require potential adjustment to or disclosure in the financial statement and has concluded that all such events that would require recognition or disclosure have been recognized or disclosed.

On February 5, 2024, the Company has announced a reverse stock split of its issued and outstanding ordinary shares, par value $0.01 per share at a ratio of 1-for-60 so that every 60 shares issued is combined to 1 share. As a result of the Reverse Split, the Company’s issued and outstanding ordinary shares was reduced from 93,679,260 shares to 1,561,309 shares.

On November 24, 2023, the Company has additionally issued stock registered on Form S-8 to the following persons:

Name	Nos. of Common Stock
Dharmesh Pandya, Global CEO and Lytus Trust (creating a bank of shares for potential partners, key employees, etc.)	40,000,000